Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 8,750	$ 18,750	$ 47,983	$ 46,600
Cost of revenues
Gross profit	8,750	18,750	47,983	46,600
Operating expenses
General and administrative	661,692	1,304,780	4,573,673	3,372,047
Sales and marketing	25,000	256,044	710,595	1,772,197
Research and development	121,793	566,015	1,689,455	1,744,480
Total operating expenses	808,485	2,067,400	6,973,723	6,888,724
Operating loss	(799,735)	(2,108,089)	(6,925,740)	(6,842,124)
Other income (expenses)
Loss on disposal of asset			(44,332)
Interest income (expense), net				8,101
Total other income, net			(44,332)	8,101
Net loss	$ (799,735)	$ (2,108,089)	$ (6,970,072)	$ (6,834,023)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.05)	$ (0.18)	$ (0.17)
Weighted average common shares outstanding - basic and diluted	27,377,696	40,792,510	39,495,185	40,792,510